SIGNIFICANT ACCOUNTING POLICIES (Schedule of Product Warranty Accrual) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Warranty provision, beginning of year	$ 152	$ 150
Charged to costs and expenses relating to new sales	162	159
Utilization or expiration of warranty	(156)	(145)
Foreign currency translation adjustments	(5)	(12)
Warranty provision, end of year	$ 153	$ 152